GENERAL	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1 - GENERAL

a.	Background

1.
Nayax Ltd. (hereafter – the “Company”) was incorporated in January 2005. The Company provides processing and software as a service (SaaS) business operations solutions via a global platform. The Company is marketing its POS devices and SaaS solutions it develops in more than 120 countries worldwide through subsidiaries (the Company and the subsidiaries, hereafter – the “Group”) and through local distributors.

2.
In August 2023, the company filed with the Israel Securities Authority a shelf prospectus (the “Shelf Prospectus”). Such Shelf Prospectus allows the Company to raise from time to time funds through the offering and sale of various securities including debt and equity, in Israel, at the discretion of the Company. In October 2023, the company filed with the SEC a Registration Statement on Form F-3 (the “Registration Statement”). Such Registration Statement allows the company to raise funds from time to time through the offering and sale of various securities including debt and equity, at the discretion of the Company. Under the Registration Statement, certain selling shareholders may also offer and sell ordinary shares from time to time in one or more offerings, but the Company is not entitled to any funds raised from such sales.

3.
On March 12, 2024, the Company successfully concluded an offering of 2,600,000 ordinary shares. The net proceeds from this sale amounted to approximately $62.7 million. The costs incurred for the year ended December 31, 2024 from this sale are $506 thousand.

4.
On March 11, 2025, the Company completed a public offering of 486,291 units, each consisting of NIS 1,000 principal amount of non-linked debentures and three warrants, at a price of NIS 1,021 per unit. The offering has generated gross proceeds of approximately NIS 496.5 million (approximately $137.1 million). The net proceeds of approximately NIS 485 million (approximately $133 million) are intended for general corporate purposes, including debt repayment and potential acquisitions. The debentures bear a fixed annual interest rate of 5.9%,with interest payable semiannually, maturing on September 30, 2030, with principal repayments in four unequal annual installments from 2027 to 2030.

5.
On December 11, 2025, the Company expanded its bond series, raising approximately NIS 565.5 million (approximately $176 million) at a price of NIS 1,091 per unit, based on full allocation at the closing price. The offering comprised 518,381 units, each consisting of NIS 1,000 principal amount of non-linked debentures and three warrants. The net proceeds amounted to approximately NIS 558 million (approximately $173.9 million).

b.	War in Israel

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of coordinated attacks on civilian and military targets, accompanied by extensive rocket fire on Israeli cities. Following the attacks, Israel’s security cabinet declared war against Hamas and commenced a military campaign. Since the commencement of these events, additional hostilities have occurred, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. In October 2024, Israel began ground operations against Hezbollah in Lebanon, culminating in a 60-day ceasefire agreed between Israel and Lebanon on November 27, 2024. In January 2025, Israel and Hamas agreed to a three-phase ceasefire in Gaza, with the first six-week phase commencing on January 19, 2025.  On February 28, 2026, Israel launched a pre-emptive strike, known as “Shaagat Ha’ari” (“Lion’s Roar”), against strategic targets in Iran, carried out in coordination with the United States. This operation marked a further escalation in the regional conflict, though its direct impact on the Company’s operations remained limited. The “Swords of Iron” war and “Shaagat Ha’ari”, has significant economic and social implications in Israel. However, during the financial year ended December 31, 2025, the Company’s operations and financial performance were not materially impacted by the conflict. Management has assessed the potential risks and consequences related to the geopolitical environment and has determined that no adjustments to the financial statements or additional disclosures are necessary. The Company continues to monitor developments and remains committed to ensuring business continuity and risk management.